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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2005
                                                ------------------

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               Advent International Corporation
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Address:            75 State Street
               -----------------------------------------------------
                    Boston, MA  02109
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13F File Number:  28-       6054
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:               Janet L. Hennessy
               -----------------------------------------------------
Title:              Vice President and Treasurer
               -----------------------------------------------------
Phone:              (617) 951-9447
               -----------------------------------------------------

Signature, Place, and Date of Signing:

/s/Janet L. Hennessy                 Boston, MA              October 25, 2005
------------------------           -------------             ----------------
   [Signature]                     [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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         FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                  None
                                                            -------------------

Form 13F Information Table Entry Total:                              8
                                                            -------------------

Form 13F Information Table Value Total:                     $     361,331
                                                            -------------------
                                                                (thousands)


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                           FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN 2    COLUMN 3     COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8
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                              TITLE OF                  VALUE      SHRS OR   SH/ PUT   INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                 CLASS       CUSIP       (x$1000)    PRN AMT   PRN CALL  DISCRETION  MANAGERS    SOLE    SHARED   NONE
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
------------------------------------------------------------------------------------------------------------------------------------
ANADYS PHARMACEUTICALS, INC.   COMMON    03252Q-40-8     3,967      374,584               SOLE                374,584
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ASPEN TECHNOLGY, INC.          COMMON    045327-10-3   186,787   30,030,000               SOLE             30,030,000
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EVOLVING SYSTEMS INC.          COMMON    30049R-10-0     2,555    1,324,131               SOLE              1,324,131
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EXELIXIS                       COMMON    30161Q-10-4     5,854      773,304               SOLE                773,304
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GFI GROUP, INC.                COMMON    361652-20-9   103,562    2,516,074               SOLE              2,516,074
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KIRKLAND'S INC.                COMMON    497498-10-5    47,613    6,306,407               SOLE              6,306,407
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MTI TECHNOLOGY, CORP.          COMMON    553903-10-5     8,230    4,156,512               SOLE              4,156,512
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STEREOTAXIS, INC.              COMMON    85916J-10-2     2,763      374,396               SOLE                374,396
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                                                       361,331
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